AMOUNTS DUE FROM RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF AMOUNT DUE FROM RELATED PARTIES

Amounts due from related parties consisted of the following as of March 31, 2025, and September 30, 2024:

	2025	2024
	（Unaudited）
ELITE RAINBOW LIMITED – Shareholder	$139,311	$142,706
Maius Pharmaceutical Group Co., Ltd.	34,555	-
Chelsea Mer Sub 1	7,283	-
Chelsea Mer Sub 2	7,283	-
SHIMF INVESTMENT LIMITED-Shareholder	4,259	3,843
GZY GROUP LIMITED-Shareholder	4,259	3,843
STAR SPARKLING LIMITED-Shareholder	4,259	3,843
Total	$201,207	$154,235

Amounts due from related parties consists of the following as of September 30, 2024, and 2023:

	2024	2023
ELITE RAINBOW LIMITED – Shareholder	$142,706	$139,280
Mingfeng Shi – shareholder and CEO	-	6,965
SHIMF INVESTMENT LIMITED– Shareholder	3,843	-
GZY GROUP LIMITED– Shareholder	3,843	-
STAR SPARKLING LIMITED– Shareholder	3,843	-
Total	$154,235	$146,245